Shareholder Report, Line Graph (Details) - USD ($)									2 Months Ended	5 Months Ended		6 Months Ended			7 Months Ended	8 Months Ended	14 Months Ended	17 Months Ended		18 Months Ended		26 Months Ended	29 Months Ended		30 Months Ended		38 Months Ended	41 Months Ended		42 Months Ended		50 Months Ended	53 Months Ended		54 Months Ended	65 Months Ended
	Dec. 31, 2025	Dec. 05, 2025	Nov. 14, 2025	Jan. 03, 2023	May 09, 2022	Jan. 03, 2022	Feb. 12, 2021	Jan. 29, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000236584
Account Value [Line Items]
Line Graph and Table Measure Name												Gabelli Global Technology Leaders ETF
Accumulated Value						$ 10,000								$ 7,827							$ 9,382					$ 10,365					$ 11,922				$ 16,740
C000220758
Account Value [Line Items]
Line Graph and Table Measure Name												Gabelli Commercial Aerospace and Defense ETF
Accumulated Value				$ 10,000									$ 10,335							$ 12,692					$ 17,124					$ 23,485
C000220752
Account Value [Line Items]
Line Graph and Table Measure Name												Gabelli Financial Services Opportunities ETF
Accumulated Value					$ 10,000				$ 9,463								$ 11,487					$ 16,292					$ 21,012					$ 19,890
C000220751
Account Value [Line Items]
Line Graph and Table Measure Name												Gabelli Growth Innovators ETF
Accumulated Value							$ 10,000			$ 10,063									$ 6,291				$ 7,667					$ 11,152					$ 13,450			$ 15,292
C000264100
Account Value [Line Items]
Line Graph and Table Measure Name												Gabelli High Income ETF
Accumulated Value			$ 10,000													$ 10,358
C000220756
Account Value [Line Items]
Line Graph and Table Measure Name												Gabelli Love Our Planet & People ETF
Accumulated Value								$ 10,000			$ 11,218							$ 9,330						$ 10,899					$ 11,052					$ 12,769			$ 17,271
C000269470
Account Value [Line Items]
Line Graph and Table Measure Name												Gabelli Opportunities in Live and Sports ETF
Accumulated Value	$ 10,000											$ 10,556
C000265130
Account Value [Line Items]
Line Graph and Table Measure Name												Keeley Dividend ETF
Accumulated Value		$ 10,000													$ 11,605
S&P 500 Index
Account Value [Line Items]
Accumulated Value						10,000								8,115							9,705					12,088					13,921				17,028
S&P 500 Index
Account Value [Line Items]
Accumulated Value				10,000									11,736							14,618					16,835					21,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value					10,000				9,489								11,348					14,135					16,278					19,911
S&P 500 Index
Account Value [Line Items]
Accumulated Value							10,000			10,987									9,820				11,744					14,628					16,846			20,606
S&P 500 Index
Account Value [Line Items]
Accumulated Value			10,000													11,325
S&P 500 Index
Account Value [Line Items]
Accumulated Value								10,000			11,459							10,242						12,248					15,257					17,570			21,491
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000											$ 11,021
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000													11,026
MSCI USA Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value						10,000								7,213							8,980					10,219					12,040				13,014
MSCI USA Industrials Index
Account Value [Line Items]
Accumulated Value						$ 10,000								$ 8,463							$ 10,804					$ 12,611					$ 15,202				$ 19,730
MSCI World Aerospace and Defense Index
Account Value [Line Items]
Accumulated Value				$ 10,000									$ 11,924							$ 14,342					$ 21,277					$ 23,830
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 9,401								$ 10,294					$ 12,786					$ 16,552					$ 17,222
NASDAQ Composite Index
Account Value [Line Items]
Accumulated Value							$ 10,000			$ 11,543									$ 8,838				$ 11,149					$ 14,450					$ 16,716			$ 21,644
ICE BofA 1-10 Year BB Cash Pay High Yield Index
Account Value [Line Items]
Accumulated Value			$ 10,000													$ 10,325
MSCI USA SRI Index
Account Value [Line Items]
Accumulated Value								$ 10,000			$ 11,541							$ 10,419						$ 12,901					$ 15,018					$ 17,205			$ 22,041
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value		$ 10,000													$ 12,445